Provisions - Summary of Provisions Analysed as Current and Non-Current (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Current	$ 10	$ 44	[1]
Non-current	26	20	[1]
Provisions current and non-current	36	64
Litigation [member]
Disclosure of other provisions [line items]
Current	0
Non-current	10
Provisions current and non-current	7	33
Self insurance reserves [member]
Disclosure of other provisions [line items]
Current	5
Non-current	7
Provisions current and non-current	14	18
Other [member]
Disclosure of other provisions [line items]
Current	5
Non-current	9
Provisions current and non-current	$ 15	$ 13

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).